Vanguard Materials Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)
Chemicals (64.8%)
Linde plc	1,434,891	367,935
Air Products & Chemicals Inc.	603,320	169,014
Sherwin-Williams Co.	223,810	167,327
Ecolab Inc.	701,506	155,840
DuPont de Nemours Inc.	2,004,288	127,152
Dow Inc.	2,024,230	107,304
PPG Industries Inc.	644,519	94,596
Corteva Inc.	2,044,554	78,347
LyondellBasell Industries NV Class A	729,466	62,078
Celanese Corp. Class A	323,099	41,786
FMC Corp.	353,886	41,054
Albemarle Corp.	290,502	39,500
Eastman Chemical Co.	369,709	36,010
RPM International Inc.	354,983	31,242
International Flavors & Fragrances Inc.	208,671	23,392
CF Industries Holdings Inc.	584,204	21,791
Mosaic Co.	983,666	21,601
Scotts Miracle -Gro Co.	114,274	20,086
* Axalta Coating Systems Ltd.	578,589	16,553
Huntsman Corp.	542,611	13,441
Valvoline Inc.	505,438	11,519
Ashland Global Holdings Inc.	148,645	11,174
Chemours Co.	448,540	10,913
Olin Corp.	431,439	9,444
Balchem Corp.	88,350	9,161
Avient Corp.	249,929	9,135
Quaker Chemical Corp.	36,427	8,998
NewMarket Corp.	23,848	8,818
Element Solutions Inc.	612,586	8,460
W R Grace & Co.	153,443	8,396
Sensient Technologies Corp.	115,875	8,311
Westlake Chemical Corp.	104,442	7,849
* Ingevity Corp.	112,831	7,512
HB Fuller Co.	140,793	7,368
Stepan Co.	55,186	6,410
Cabot Corp.	154,035	6,379
* Livent Corp.	398,245	6,041
Minerals Technologies Inc.	93,157	5,652
Innospec Inc.	67,085	5,520
Tronox Holdings plc Class A	255,689	3,234
Trinseo SA	83,411	3,169
* GCP Applied Technologies Inc.	129,203	3,035
* Ferro Corp.	203,103	2,906
Orion Engineered Carbons SA	164,375	2,558
* Kraton Corp.	86,566	2,337

Chase Corp.	20,672	2,190
* Koppers Holdings Inc.	57,359	1,553
* AdvanSix Inc.	75,989	1,350
Hawkins Inc.	26,102	1,310
Tredegar Corp.	73,631	1,164
American Vanguard Corp.	75,049	1,138
* Rayonier Advanced Materials Inc.	165,991	1,074
Kronos Worldwide Inc.	63,046	867
FutureFuel Corp.	70,815	849
* Venator Materials plc	160,348	399
Intrepid Potash Inc.	26,060	337
		1,822,579
Construction Materials (4.1%)
Vulcan Materials Co.	361,747	50,518
Martin Marietta Materials Inc.	170,071	45,176
Eagle Materials Inc.	108,331	9,857
* Summit Materials Inc. Class A	311,597	5,920
* US Concrete Inc.	43,318	1,537
* Forterra Inc.	80,725	1,498
		114,506
Containers & Packaging (14.8%)
Ball Corp.	891,948	85,636
International Paper Co.	1,020,051	50,472
Amcor plc	3,809,026	43,156
* Crown Holdings Inc.	368,097	34,693
Avery Dennison Corp.	227,967	34,045
Packaging Corp. of America	259,036	33,675
Westrock Co.	709,187	29,935
AptarGroup Inc.	176,083	22,243
* Berry Global Group Inc.	362,299	19,202
Sealed Air Corp.	425,214	19,160
Sonoco Products Co.	274,185	15,919
Graphic Packaging Holding Co.	760,738	11,654
Silgan Holdings Inc.	211,646	7,154
O-I Glass Inc.	406,428	4,601
Greif Inc. Class A	68,357	3,323
Myers Industries Inc.	83,531	1,419
* UFP Technologies Inc.	18,609	820
		417,107
Metals & Mining (14.9%)
Newmont Corp.	2,193,409	129,016
Freeport-McMoRan Inc.	3,966,484	92,776
Nucor Corp.	824,569	44,279
Steel Dynamics Inc.	574,592	20,806
Reliance Steel & Aluminum Co.	174,139	20,514
Royal Gold Inc.	179,149	19,791
Cleveland-Cliffs Inc.	1,091,671	12,019
* Alcoa Corp.	507,144	10,092
United States Steel Corp.	601,659	8,537
* Arconic Corp.	267,781	7,367
Hecla Mining Co.	1,442,849	6,897
Commercial Metals Co.	325,021	6,471
Compass Minerals International Inc.	92,616	5,785
Worthington Industries Inc.	104,422	5,401
* Coeur Mining Inc.	664,812	4,713
* Allegheny Technologies Inc.	346,149	4,669

Kaiser Aluminum Corp.		43,128	3,363
Materion Corp.		55,710	3,248
Carpenter Technology Corp.		130,235	3,183
Warrior Met Coal Inc.		139,373	2,428
Schnitzer Steel Industries Inc.		72,974	1,870
* Century Aluminum Co.		148,053	1,503
SunCoke Energy Inc.		228,804	1,030
*,^ McEwen Mining Inc.		944,943	925
Haynes International Inc.		34,724	736
* Ryerson Holding Corp.		45,885	493
* TimkenSteel Corp.		101,094	476
* Contura Energy Inc.		47,100	348
			418,736
Paper & Forest Products (1.1%)
Louisiana-Pacific Corp.		306,827	10,503
Boise Cascade Co.		107,202	4,637
Domtar Corp.		150,977	4,544
Schweitzer-Mauduit International Inc.		85,619	2,978
Neenah Inc.		45,810	2,222
Glatfelter Corp.		121,350	1,951
* Clearwater Paper Corp.		44,855	1,566
Mercer International Inc.		116,356	953
Verso Corp.		73,650	796
			30,150
Total Common Stocks (Cost $2,625,194)			2,803,078
	Coupon
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1,2 Vanguard Market Liquidity Fund (Cost $6,625)	0.109%	66,252	6,625
Total Investments (99.9%) (Cost $2,631,819)			2,809,703
Other Assets and Liabilities—Net (0.1%)			2,713
Net Assets (100%)			2,812,416
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $665,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $679,000 was received for securities on loan.

Materials Index Fund

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Amcor plc	9/2/21	BOANA	4,954	(0.140)	483	—
International Flavors &
Fragrances Inc.	2/2/21	GSI	2,869	0.156	—	(67)
					483	(67)

1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA —Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, o r whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.

Materials Index Fund

The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	2,803,078	—	—	2,803,078
Temporary Cash Investments	6,625	—	—	6,625
Total	2,809,703	—	—	2,809,703
Derivative Financial Instruments
Assets
Swap Contracts	—	483	—	483
Liabilities
Swap Contracts	—	67	—	67